TAXATION (Schedule of Income Tax Expense from Continuing Operations) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
TAXATION [Abstract]
Current tax expense	$ 14,309	¥ 92,693	¥ 56,526	¥ 46,377
Deferred tax expense (benefit)	(2,882)	(18,668)	24,324	17,461
Income tax expense	$ 11,427	¥ 74,025	¥ 80,850	¥ 63,838